UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund:  BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 123.5%
Corporate — 3.4%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,547,475
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	930	1,020,889
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,000	4,017,320
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	6,500	7,636,265
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	4,750	4,884,472

		19,106,421
County/City/Special District/School District — 28.4%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,154,858
City of New York New York, GO, Fiscal 2012, Sub-Series D-1, Series E, Sub-Series A-1:
5.00%, 10/01/33	8,350	9,419,050
, 5.00%, 8/01/31	1,300	1,480,609
City of New York New York, GO, Refunding:
Series I, 5.00%, 8/01/32	490	557,194
, 5.50%, 8/01/25	6,230	7,746,631
, 5.00%, 8/01/32	2,040	2,313,870
City of New York New York, GO, Fiscal 2014:
Series A-1, 5.00%, 8/01/35	1,950	2,175,440
5.00%, 8/01/33	2,100	2,375,415
5.00%, 10/01/34	1,845	2,092,710
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	30,600	31,323,996
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	$6,865	$7,821,706
5.00%, 7/01/33	1,675	1,860,908
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	5,000	1,807,750
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (b)	4,330	1,291,769
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,150,950
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,910	7,093,322
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,795,273
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,355,457
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,857,185
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,131,480
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,846,290
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,913,604
Sub-Series E-1, 3.00%, 2/01/30	3,000	2,950,620
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,723,825
City of Yonkers New York, GO, Series A (AGM), 5.00%, 3/15/25	325	368,254
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,663,888
5.25%, 5/01/32	1,000	1,149,110

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB:
Series A (AGC), 5.00%, 2/15/47	$550	$583,039
Series A (AGC), 5.00%, 2/15/47	4,300	4,558,301
Series A (AGM), 5.00%, 2/15/47	4,580	4,855,121
Series A (NPFGC), 4.50%, 2/15/47	14,175	14,793,030
Series A (NPFGC), 5.00%, 2/15/47	4,665	4,931,605
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,897,624
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,206,220
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,471,270
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,167,030
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	4,725	5,215,313
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	205	205,365
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,464,396
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	555	614,141

		159,383,619
Education — 23.6%
Albany Capital Resource Corp., Refunding RB, Series A:
Albany College of Pharmacy and Health Sciences, 5.00%, 12/01/32	100	111,692
Albany College of Pharmacy and Health Sciences, 4.00%, 12/01/34	110	110,257
5.00%, 12/01/31	250	279,660
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	$2,000	$2,117,240
Buffalo & Erie County Industrial Land Development Corp., RB, Catholic Health Services, 4.00%, 7/01/45	835	802,402
Build New York City Resource Corp., Refunding RB:
Packer Collegiate Institute, 4.00%, 6/01/45	250	240,670
Series A, 5.00%, 6/01/43	525	587,123
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of National History, Series A, 5.00%, 7/01/37	2,265	2,590,548
American Museum of National History, Series A, 5.00%, 7/01/41	825	934,453
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,830,344
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,397,938
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,112,420
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	834,540
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	6,445	7,049,863
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	5,410	5,451,657
5.00%, 7/01/35	2,675	2,695,170
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,129,755

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	$1,440	$1,609,618
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,347,961
5.00%, 12/01/36	1,150	1,286,505
County of Rensselaer New York Industrial Development Agency, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,260,447
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	558,710
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	560,550
5.25%, 7/01/36	860	948,829
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	773,611
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,369,837
Fordham University, Series A, 5.00%, 7/01/28	325	369,441
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,806,711
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,173,695
New York University Mount Sinai School of Medicine, 5.13%, 7/01/39	665	738,376
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,948,779
New York University, Series B, 5.00%, 7/01/34	1,000	1,124,750
New York University, Series B, 5.00%, 7/01/37	600	672,348
New York University, Series B, 5.00%, 7/01/42	3,240	3,595,525
New York University, Series C, 5.00%, 7/01/18 (c)	2,000	2,252,280
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (concluded):
Series C, 5.00%, 12/15/31	$3,920	$4,202,318
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	909,288
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,300,018
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,663,890
The New School (AGM), 5.50%, 7/01/43	4,050	4,661,104
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,152,040
Barnard College, Series A, 5.00%, 7/01/34	1,150	1,324,122
Barnard College, Series A, 4.00%, 7/01/36	765	788,202
Barnard College, Series A, 4.00%, 7/01/37	400	410,076
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,144,510
Fordham University, 4.13%, 7/01/39	930	960,430
Fordham University, 5.00%, 7/01/44	2,130	2,383,981
Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	6,100	6,506,626
New York University , Series A, 5.00%, 7/01/31	3,955	4,461,715
New York University , Series A, 5.00%, 7/01/37	4,775	5,350,769
Rochester Institute of Technology, 4.00%, 7/01/32	2,355	2,430,501
Rochester Institute of Technology, 5.00%, 7/01/38	500	551,500
Rochester Institute of Technology, 5.00%, 7/01/42	750	825,750
Rockefeller University, Series B, 4.00%, 7/01/38	1,370	1,434,294
St. John’s University, Series A, 5.00%, 7/01/27	430	489,108
St. John’s Univerisity, Series A, 5.00%, 7/01/37	2,680	3,040,996

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	$4,195	$4,927,321
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,245,980
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,669,664

		132,507,908
Health — 9.6%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,439,492
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/34	490	561,388
5.50%, 4/01/30	250	288,335
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	907,090
5.00%, 12/01/37	350	378,165
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	565	563,378
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,544,734
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	625	695,369
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	2,000	2,181,840
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	$2,000	$2,241,340
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	6,500	7,020,520
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,500	1,505,445
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,995,893
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,100	1,271,127
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	2,075	2,311,550
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,035,530
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	800	828,424
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 4.90%, 8/15/15 (c)	2,900	2,939,034
New York University Hospitals Center, 5.00%, 7/01/17 (c)	1,500	1,641,345
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	4,000	4,406,480
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	9,220	10,260,846

		54,017,325
Housing — 4.6%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	768,248
Series A-1-A, 5.45%, 11/01/46	1,335	1,358,643
Series C, 5.00%, 11/01/26	1,500	1,511,595
Series C, 5.05%, 11/01/36	2,000	2,022,820
Series H-1, 4.70%, 11/01/40	1,340	1,376,327
Series H-2-A, 5.20%, 11/01/35	840	857,884

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
Series H-2-A, 5.35%, 5/01/41	$600	$619,164
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,230	1,281,771
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,452,824
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	480	481,526
6.25%, 2/01/31	1,125	1,127,182
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,511,055
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 4.00%, 10/01/43	2,405	2,420,296
State of New York Mortgage Agency, Refunding RB:
48th Series, 3.70%, 10/01/38	4,285	4,179,846
S/F Housing, 143rd Series, AMT, 4.85%, 10/01/27	1,100	1,136,003
S/F Housing, 143rd Series, AMT (NPFGC), 4.85%, 10/01/27	2,485	2,541,807

		25,646,991
State — 15.5%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,750,592
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,771,120
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,300,690
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,718,370
Fiscal 2015, Series S-1, 5.00%, 7/15/43	3,570	4,016,750
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,309,300
Series S-2 (NPFGC), 4.25%, 1/15/34	5,000	5,081,400
Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
City of New York New York Transitional Finance Authority, RB, Series S-1, 5.00%, 7/15/37	$2,000	$2,248,540
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/31	3,905	4,154,803
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	1,500	1,709,745
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,955,679
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	13,080	14,071,856
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,126,030
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,380,875
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,957,025
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,390,564
State Personal Income Tax, Series A, 5.00%, 2/15/43	1,000	1,114,460
State Supported Debt, Series A, 5.00%, 3/15/44	4,550	5,166,980
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/17 (c)	550	606,699
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	4,380	4,560,631
2nd General Highway & Bridge Trust, Series B, 5.00%, 4/01/27	1,500	1,634,415
Transportation, Series A, 5.00%, 3/15/32	1,130	1,282,347

		87,308,871

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco — 1.1%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	$2,190	$2,171,297
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,650	1,847,687
5.25%, 5/15/40	2,250	2,499,457

		6,518,441
Transportation — 26.9%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,162,870
Series A, 5.00%, 11/15/30	2,935	3,344,873
Series A-1, 5.25%, 11/15/33	2,565	2,963,524
Series A-1, 5.25%, 11/15/34	2,840	3,272,078
Series C, 6.50%, 11/15/28	3,200	3,797,440
Series D, 5.25%, 11/15/41	3,450	3,912,334
Series E, 5.00%, 11/15/38	7,785	8,664,939
Series E, 5.00%, 11/15/43	4,000	4,439,640
Series H, 5.00%, 11/15/25	1,000	1,194,170
Series H, 5.00%, 11/15/31	1,690	1,937,331
Sub-Series B, 5.00%, 11/15/25	3,250	3,838,900
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/29	1,000	1,156,540
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	4,006,030
Niagara Falls Bridge Commission, RB, Series A (BAM), 4.00%, 10/01/44	1,560	1,580,826
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,900	2,049,397
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,839,400
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,075,250
Consolidated, 183rd Series, 4.00%, 6/15/44	5,000	5,107,300
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,205,451
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	$1,140	$1,264,055
179th Series, 5.00%, 12/01/38	1,390	1,574,272
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	6,090	6,258,937
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,322,585
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,975	1,977,508
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	819,982
Port Authority of New York & New Jersey, Refunding RB:
Consolidated, 189th Series, 5.00%, 5/01/45	2,875	3,267,524
Series G (AGM), 5.75%, 12/01/25	3,500	3,510,395
State of New York Thruway Authority, Refunding RB:
General, Series G (AGM), 4.75%, 7/01/15 (c)	7,250	7,305,100
General, Series G (AGM), 4.75%, 7/01/15 (c)	9,000	9,068,400
General, Series G (AGM), 5.00%, 7/01/15 (c)	17,030	17,166,581
General, Series I, 5.00%, 1/01/37	6,500	7,246,980
General, Series I, 5.00%, 1/01/42	3,250	3,574,090
Series G (AGM), 5.00%, 7/01/15 (c)	2,000	2,016,040
Series J, 5.00%, 1/01/41	6,275	6,953,516
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/38	1,000	1,139,870
General, Series B, 0.00%, 11/15/32 (b)	9,000	4,876,560
Series C, 5.00%, 11/15/38	2,000	2,217,640
Sub-Series A, 5.00%, 11/15/28	2,500	2,888,925
Sub-Series A, 5.00%, 11/15/29	875	1,005,270

		151,002,523

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities — 10.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	$2,000	$2,097,300
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,723,785
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,149,190
2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	1,000	1,113,480
2nd General Resolution, Series DD, 5.00%, 6/15/32	6,750	7,431,750
Series D (AGM), 5.00%, 6/15/37	9,000	9,053,010
Long Island Power Authority, RB, General, Series A (AGM), 5.00%, 5/01/36	3,775	4,186,928
Long Island Power Authority, Refunding RB:
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,015	1,166,164
General, Electric Systems, Series A, 5.00%, 9/01/44	1,875	2,058,094
General, Electric Systems, Series A (AGC), 6.00%, 5/01/33	1,500	1,747,740
General, Electric Systems, Series B (AGM), 5.00%, 12/01/35	4,000	4,173,440
Series A, 5.00%, 9/01/34	1,000	1,110,960
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B:
5.00%, 6/15/33	1,040	1,152,424
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B (concluded):
5.00%, 6/15/36	$2,100	$2,355,738
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,525,308
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	9,960	11,390,355
Western Nassau County Water Authority, RB, Series A:
3.25%, 4/01/33	1,000	952,780
5.00%, 4/01/40	1,185	1,331,798

		59,720,244
Total Municipal Bonds in New York		695,212,343

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,508,409
Puerto Rico — 0.9%
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,580	4,903,623
U.S. Virgin Islands — 1.5%
State — 1.5%
Virgin Islands Public Finance Authority, Refunding RB, Series C:
5.00%, 10/01/39	7,150	7,735,513
Virgin Islands Gross Receipts, 4.50%, 10/01/44	1,025	1,052,706
Total Municipal Bonds in U.S. Virgin Islands		8,788,219
Total Municipal Bonds — 126.4%		710,412,594

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York — 32.0%
County/City/Special District/School District — 5.5%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	$1,064	$1,217,469
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	14,400	16,695,648
Sub-Series I-1, 5.00%, 3/01/36	3,500	3,967,005
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,642,811
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	4,133,467

		30,656,400
Education — 5.0%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,260,154
State of New York Dormitory Authority, New York University, Series A, LRB, State University Dormitory Facilities:
5.25%, 7/01/29	6,000	6,763,440
5.00%, 7/01/35	5,198	5,819,921
State of New York Dormitory Authority, RB (c):
5.00%, 7/01/18	6,498	7,318,057
(AMBAC), 5.00%, 7/01/17	5,707	6,227,089

		28,388,661
State — 6.9%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	9,739	11,202,529
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	7,995	9,484,149
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	9,071,067
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	1,650	1,823,696
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
State (concluded)
State of New York Dormitory Authority, RB, Series C (concluded):
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	$6,297	$7,011,992

		38,593,433
Transportation — 9.2%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,000	20,602,440
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT:
5.00%, 10/15/25	7,990	9,056,643
5.00%, 10/15/26	6,000	6,737,580
State of New York Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	10,000	10,884,800
Transportation, Series A, 5.00%, 3/15/31	3,940	4,514,806

		51,796,269
Utilities — 5.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,665,223
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.00%, 6/15/44	3,991	4,454,797
Series FF-2, 5.50%, 6/15/40	2,760	3,173,015
Series HH, 5.00%, 6/15/32	9,900	11,264,121
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	5,998	6,859,590

		30,416,746
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.0%		179,851,509
Total Long-Term Investments (Cost — $831,810,511) — 158.4%		890,264,103

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (f)(g)	2,460,754	$2,460,754
Total Short-Term Securities (Cost — $2,460,754) — 0.5%		2,460,754
		Value
Total Investments (Cost — $834,271,265) — 158.9%		$892,724,857
Other Assets Less Liabilities — 1.8%		9,995,516
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.6%)		(93,130,726)
VRDP Shares, at Liquidation Value — (44.1%)		(247,700,000)

Net Assets Applicable to Common Shares — 100.0%		$561,889,647

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$742,503,711

Gross unrealized appreciation	$59,553,131
Gross unrealized depreciation	(2,445,115)

Net unrealized appreciation	$57,108,016

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $12,778,281.

(f)	Represents the current yield as of report date.

(g)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015		Income
BIF New York Municipal Money Fund	5,691,487	(3,230,733)	2,460,754$	2

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(533)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$68,423,875	$(602,389)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$890,264,103	—	$890,264,103
Short-Term Securities	$2,460,754	—	—	2,460,754

Total	$2,460,754	$890,264,103	—	$892,724,857

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(602,389)	—	—	$(602,389)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$756,000	$—	—	$756,000
Liabilities:
TOB trust certificates	—	(93,113,130)	—	(93,113,130)
VRDP Shares	—	(247,700,000)	—	(247,700,000)

Total	$756,000	$(340,813,130)	—	$(340,057,130)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2015	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2015